Segment disclosures	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Segment disclosures [Text Block]

16   Segment disclosures

The Company is primarily involved in the acquisition and development of wind and solar energy farms in the United States and renewable energy projects in Canada and has determined that its reportable operating segment is based on the fact that the Company's projects have the same economic characteristics and represent the manner in which the Company's chief decision maker views and evaluates the Company's business.

The Company currently has two geographic segments: Canada and the United States of America ("USA"). The head office operates in Canada and the Company's long-term assets are in the USA.

The Company has one reportable operating segment.

	Canada	USA	Total
As at December 31, 2021
Total assets	$2,421,420	$8,014,757	$10,436,177
Non-current assets	$601,822	$8,014,991	$8,616,813
As at December 31, 2020
Total assets	$4,393,114	$6,401,819	$10,794,933
Non-current assets	$-	$6,401,819	$6,401,819

	Canada	USA	Total
Year ended December 31, 2021
Operating loss for the year	$(9,273,058)	$(52,168)	$(9,325,226)
Loss for the year	(9,273,058)	(52,168)	(9,325,226)
Year ended December 31, 2020
Operating loss for the year	$(3,043,530)	$(101,609)	$(3,145,139)
Loss for the year	(3,043,530)	(101,609)	(3,145,139)

	As at December 31, 2021				As at December 31, 2020
	Real Estate	Renewable Energy	Corporate	Total	Real Estate	Renewable Energy	Corporate	Total
Assets
Total assets	1,851,487	6,163,504	2,421,420	10,436,177	701,983	5,699,836	4,393,114	10,794,933
Non-current, non- financial assets	1,851,487	6,163,504	-	8,014,991	701,983	5,699,836	-	6,401,819
Loss
Loss	(294,282)	(2,063)	(9,028,881)	(9,325,226)	(251,275)	(89,000)	(2,804,864)	(3,145,139)